UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21973

Eaton Vance Tax-Managed Global Diversified Equity Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2022

Date of Reporting Period

Item 1.	Reports to Stockholders

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund (EXG)
Semiannual Report
April 30, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Managed Distribution Plan. Pursuant to an exemptive order issued by the Securities and Exchange Commission (Order), the Fund is authorized to distribute long-term capital gains to shareholders more frequently than once per year. Pursuant to the Order, the Fund’s Board of Trustees approved a Managed Distribution Plan (MDP) pursuant to which the Fund makes monthly cash distributions to common shareholders, stated in terms of a fixed amount per common share.
The Fund currently distributes monthly cash distributions equal to $0.0689 per share in accordance with the MDP. You should not draw any conclusions about the Fund’s investment performance from the amount of these distributions or from the terms of the MDP. The MDP will be subject to regular periodic review by the Fund’s Board of Trustees and the Board may amend or terminate the MDP at any time without prior notice to Fund shareholders. However, at this time there are no reasonably foreseeable circumstances that might cause the termination of the MDP.
The Fund may distribute more than its net investment income and net realized capital gains and, therefore, a distribution may include a return of capital. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.” With each distribution, the Fund will issue a notice to shareholders and a press release containing information about the amount and sources of the distribution and other related information. The amounts and sources of distributions contained in the notice and press release are only estimates and are not provided for tax purposes. The amounts and sources of the Fund’s distributions for tax purposes will be reported to shareholders on Form 1099-DIV for each calendar year.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report April 30, 2022
Eaton Vance
Tax-Managed Global Diversified Equity Income Fund

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
April 30, 2022
Performance

Portfolio Manager(s) Christopher M. Dyer, CFA, of Eaton Vance Advisers International Ltd.
% Average Annual Total Returns[1]	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	02/27/2007	(10.66)%	(4.14)%	8.58%	8.75%
Fund at Market Price	—	(12.21)	0.40	9.84	10.40

MSCI World Index	—	(11.30)%	(3.52)%	10.16%	10.05%
Cboe S&P 500 BuyWrite IndexSM	—	(1.81)	8.57	5.94	6.53
% Premium/Discount to NAV[2]
0.45%
Distributions [3]
Total Distributions per share for the period	$0.413
Distribution Rate at NAV	9.32%
Distribution Rate at Market Price	9.28
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
April 30, 2022
Fund Profile

Sector Allocation (% of total investments)*
*	Depictions do not reflect the Fund’s option positions. Excludes cash and cash equivalents.
Country Allocation (% of total investments)
Top 10 Holdings (% of total investments)*
Microsoft Corp.	4.4%
Alphabet, Inc., Class C	4.1
Amazon.com, Inc.	2.9
Apple, Inc.	2.9
Nestle S.A.	2.5
Coca-Cola Co. (The)	2.5
Walt Disney Co. (The)	2.1
Iberdrola S.A.	1.9
ConocoPhillips	1.8
EOG Resources, Inc.	1.8
Total	26.9%

*	Depictions do not reflect the Fund’s option positions. Excludes cash and cash equivalents.

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
April 30, 2022
Endnotes and Additional Disclosures

[1]	MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Cboe S&P 500 BuyWrite IndexSM measures the performance of a hypothetical buy-write strategy on the S&P 500® Index. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.
[3]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. In recent years, a significant portion of the Fund’s distributions has been characterized as a return of capital. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

Fund profile subject to change due to active management.

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
April 30, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 99.7%
Security	Shares	Value
Aerospace & Defense — 1.2%
Safran S.A.	307,940	$ 33,072,286
		$ 33,072,286
Air Freight & Logistics — 0.9%
GXO Logistics, Inc.(1)(2)	424,661	$ 25,135,685
		$ 25,135,685
Automobiles — 1.1%
Stellantis NV	2,234,978	$ 30,006,026
		$ 30,006,026
Banks — 7.1%
Banco Santander S.A.	9,870,849	$ 28,846,058
Citigroup, Inc.(2)	536,224	25,851,359
Credit Agricole S.A.	2,363,052	25,516,381
HDFC Bank, Ltd.	1,291,440	23,109,238
M&T Bank Corp.(2)	176,526	29,416,293
Standard Chartered PLC	2,919,813	19,960,780
Svenska Handelsbanken AB, Class A	2,479,421	25,008,227
Toronto-Dominion Bank (The)	185,481	13,397,254
		$ 191,105,590
Beverages — 4.2%
Coca-Cola Co. (The)(2)	1,033,254	$ 66,758,541
Diageo PLC(2)	922,581	46,026,509
		$ 112,785,050
Biotechnology — 1.2%
CSL, Ltd.	175,792	$ 33,549,923
		$ 33,549,923
Building Products — 1.5%
Assa Abloy AB, Class B(2)	928,993	$ 23,477,633
Kingspan Group PLC	195,636	18,211,178
		$ 41,688,811
Capital Markets — 1.5%
State Street Corp.(2)	606,643	$ 40,626,882
		$ 40,626,882
Security	Shares	Value
Diversified Financial Services — 0.7%
London Stock Exchange Group PLC	190,349	$ 18,766,842
		$ 18,766,842
Electric Utilities — 2.7%
Iberdrola S.A.	4,370,864	$ 50,224,737
NextEra Energy, Inc.(2)	311,926	22,152,984
		$ 72,377,721
Electrical Equipment — 2.2%
AMETEK, Inc.(2)	270,106	$ 34,103,584
Schneider Electric SE	184,436	26,460,870
		$ 60,564,454
Electronic Equipment, Instruments & Components — 4.0%
CDW Corp.(2)	252,577	$ 41,215,515
Halma PLC	824,529	25,309,352
Keyence Corp.	32,883	13,219,102
TE Connectivity, Ltd.(2)	218,044	27,207,530
		$ 106,951,499
Entertainment — 2.1%
Walt Disney Co. (The)(1)(2)	512,044	$ 57,159,472
		$ 57,159,472
Equity Real Estate Investment Trusts (REITs) — 1.1%
Healthpeak Properties, Inc.(2)	941,729	$ 30,898,128
		$ 30,898,128
Food Products — 4.2%
Mondelez International, Inc., Class A(2)	722,033	$ 46,556,688
Nestle S.A.(2)	529,139	68,308,710
		$ 114,865,398
Health Care Equipment & Supplies — 3.8%
Alcon, Inc.	218,444	$ 15,597,078
Boston Scientific Corp.(1)(2)	1,116,109	46,999,350
Intuitive Surgical, Inc.(1)(2)	113,514	27,163,900
Straumann Holding AG	116,355	13,717,273
		$ 103,477,601
Health Care Providers & Services — 0.9%
Anthem, Inc.	50,402	$ 25,298,276
		$ 25,298,276

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure — 2.5%
Compass Group PLC	2,251,305	$ 47,506,671
InterContinental Hotels Group PLC	308,301	19,681,851
		$ 67,188,522
Industrial Conglomerates — 1.5%
Siemens AG	323,857	$ 39,819,828
		$ 39,819,828
Insurance — 1.6%
AIA Group, Ltd.	2,937,953	$ 28,861,738
Allstate Corp. (The)	122,311	15,477,234
		$ 44,338,972
Interactive Media & Services — 4.1%
Alphabet, Inc., Class C(1)(2)	48,724	$ 112,032,555
		$ 112,032,555
Internet & Direct Marketing Retail — 2.9%
Amazon.com, Inc.(1)(2)	31,226	$ 77,616,282
		$ 77,616,282
IT Services — 4.8%
Amadeus IT Group S.A.(1)	384,304	$ 24,081,609
Fidelity National Information Services, Inc.(2)	404,857	40,141,571
Global Payments, Inc.	140,812	19,288,428
Visa, Inc., Class A(2)	218,775	46,627,516
		$ 130,139,124
Leisure Products — 0.9%
Yamaha Corp.(2)	639,722	$ 24,441,842
		$ 24,441,842
Life Sciences Tools & Services — 1.1%
Danaher Corp.	114,574	$ 28,772,969
		$ 28,772,969
Machinery — 2.2%
Graco, Inc.	311,177	$ 19,299,197
Ingersoll Rand, Inc.(2)	553,746	24,342,674
SMC Corp.	32,332	15,655,805
		$ 59,297,676
Metals & Mining — 1.6%
Anglo American PLC	571,238	$ 25,300,687
Security	Shares	Value
Metals & Mining (continued)
Rio Tinto, Ltd.(2)	220,767	$ 17,463,526
		$ 42,764,213
Multi-Utilities — 0.5%
CMS Energy Corp.(2)	211,039	$ 14,496,269
		$ 14,496,269
Oil, Gas & Consumable Fuels — 3.6%
ConocoPhillips (2)	523,267	$ 49,982,464
EOG Resources, Inc.(2)	408,955	47,749,586
		$ 97,732,050
Personal Products — 0.5%
Kose Corp.	120,508	$ 12,371,471
		$ 12,371,471
Pharmaceuticals — 8.8%
AstraZeneca PLC	316,926	$ 42,291,010
Eli Lilly & Co.(2)	133,533	39,008,995
Novo Nordisk A/S, Class B	301,000	34,382,096
Roche Holding AG PC(2)	126,398	46,870,112
Sanofi	417,133	44,088,823
Zoetis, Inc.(2)	176,649	31,311,035
		$ 237,952,071
Professional Services — 3.0%
Recruit Holdings Co., Ltd.	527,418	$ 19,135,564
RELX PLC	1,258,067	37,478,421
Verisk Analytics, Inc.(2)	115,548	23,577,570
		$ 80,191,555
Semiconductors & Semiconductor Equipment — 4.6%
ASML Holding NV(2)	74,166	$ 42,092,059
Infineon Technologies AG	933,043	26,482,758
Micron Technology, Inc.(2)	469,708	32,029,388
Taiwan Semiconductor Manufacturing Co., Ltd. ADR(2)	266,396	24,756,180
		$ 125,360,385
Software — 6.0%
Adobe, Inc.(1)(2)	61,859	$ 24,493,071
Intuit, Inc.	44,413	18,597,944
Microsoft Corp.(2)	429,034	119,065,515
		$ 162,156,530

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Specialty Retail — 2.0%
Lowe's Cos., Inc.(2)	114,557	$ 22,651,355
TJX Cos., Inc. (The)(2)	533,235	32,676,641
		$ 55,327,996
Technology Hardware, Storage & Peripherals — 2.9%
Apple, Inc.(2)	490,726	$ 77,362,954
		$ 77,362,954
Textiles, Apparel & Luxury Goods — 2.4%
adidas AG(2)	198,656	$ 40,060,804
LVMH Moet Hennessy Louis Vuitton SE	38,225	24,736,736
		$ 64,797,540
Trading Companies & Distributors — 0.5%
Ashtead Group PLC	273,416	$ 14,137,584
		$ 14,137,584
Wireless Telecommunication Services — 1.3%
Vodafone Group PLC	24,090,112	$ 36,471,442
		$ 36,471,442
Total Common Stocks (identified cost $2,043,581,408)		$2,703,099,474

Short-Term Investments — 0.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.30%(3)	10,978,134	$ 10,978,134
Total Short-Term Investments (identified cost $10,978,134)		$ 10,978,134
Total Investments — 100.1% (identified cost $2,054,559,542)		$2,714,077,608
Total Written Call Options — (0.2)% (premiums received $17,056,997)		$ (5,039,992)
Other Assets, Less Liabilities — 0.1%		$ 1,416,336
Net Assets — 100.0%		$2,710,453,952

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security (or a portion thereof) has been pledged as collateral for written options.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2022.
Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	53.3%	$1,446,916,004
United Kingdom	12.3	332,931,149
Switzerland	6.3	171,700,703
France	5.7	153,875,096
Germany	3.9	106,363,390
Spain	3.8	103,152,404
Japan	3.1	84,823,784
Netherlands	2.6	72,098,085
Australia	1.9	51,013,449
Sweden	1.8	48,485,860
Denmark	1.3	34,382,096
Hong Kong	1.1	28,861,738
Taiwan	0.9	24,756,180
India	0.8	23,109,238
Ireland	0.7	18,211,178
Canada	0.5	13,397,254
Total Investments	100.0%	$2,714,077,608

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Written Call Options (Exchange-Traded) — (0.2)%
Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Dow Jones Euro STOXX 50 Index	1,380	EUR	52,479,468	EUR	3,950	5/6/22	$ (49,720)
Dow Jones Euro STOXX 50 Index	1,370	EUR	52,099,182	EUR	3,900	5/13/22	(273,281)
Dow Jones Euro STOXX 50 Index	1,370	EUR	52,099,182	EUR	3,925	5/20/22	(323,347)
Dow Jones Euro STOXX 50 Index	1,400	EUR	53,240,040	EUR	3,875	5/27/22	(665,744)
FTSE 100 Index	600	GBP	45,267,300	GBP	7,700	5/20/22	(334,373)
Nikkei 225 Index	170	JPY	4,564,143,000	JPY	27,875	5/6/22	(17,540)
Nikkei 225 Index	180	JPY	4,832,622,000	JPY	27,750	5/13/22	(145,462)
Nikkei 225 Index	180	JPY	4,832,622,000	JPY	27,875	5/20/22	(216,318)
S&P 500 Index	174	USD	71,895,582	USD	4,600	5/2/22	(17,400)
S&P 500 Index	175	USD	72,308,775	USD	4,530	5/4/22	(1,312)
S&P 500 Index	172	USD	71,069,196	USD	4,540	5/6/22	(2,580)
S&P 500 Index	174	USD	71,895,582	USD	4,510	5/9/22	(9,135)
S&P 500 Index	173	USD	71,482,389	USD	4,475	5/11/22	(34,600)
S&P 500 Index	174	USD	71,895,582	USD	4,480	5/13/22	(48,285)
S&P 500 Index	174	USD	71,895,582	USD	4,460	5/16/22	(77,430)
S&P 500 Index	172	USD	71,069,196	USD	4,510	5/18/22	(52,460)
S&P 500 Index	173	USD	71,482,389	USD	4,425	5/20/22	(192,030)
S&P 500 Index	172	USD	71,069,196	USD	4,320	5/23/22	(598,560)
S&P 500 Index	172	USD	71,069,196	USD	4,300	5/25/22	(783,460)
S&P 500 Index	174	USD	71,895,582	USD	4,340	5/27/22	(1,196,955)
Total							$(5,039,992)
Abbreviations:
ADR	– American Depositary Receipt
PC	– Participation Certificate
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
JPY	– Japanese Yen
USD	– United States Dollar

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
April 30, 2022
Statement of Assets and Liabilities (Unaudited)

April 30, 2022
Assets
Unaffiliated investments, at value (identified cost $2,043,581,408)	$ 2,703,099,474
Affiliated investment, at value (identified cost $10,978,134)	10,978,134
Cash	968,930
Foreign currency, at value (identified cost $2,259,071)	2,267,344
Dividends receivable	3,187,213
Dividends receivable from affiliated investment	621
Receivable for investments sold	4,350,872
Receivable for premiums on written options	1,862,699
Receivable from the transfer agent	1,732,072
Tax reclaims receivable	2,820,887
Total assets	$2,731,268,246
Liabilities
Written options outstanding, at value (premiums received $17,056,997)	$ 5,039,992
Payable for investments purchased	11,031,684
Payable for closed written options	1,509,137
Payable to affiliates:
Investment adviser fee	2,345,761
Trustees' fees	9,223
Accrued foreign capital gains taxes	363,977
Accrued expenses	514,520
Total liabilities	$ 20,814,294
Net Assets	$2,710,453,952
Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$ 3,055,466
Additional paid-in capital	1,965,108,676
Distributable earnings	742,289,810
Net Assets	$2,710,453,952
Common Shares Issued and Outstanding	305,546,551
Net Asset Value Per Common Share
Net assets ÷ common shares issued and outstanding	$ 8.87

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
April 30, 2022
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2022
Investment Income
Dividend income (net of foreign taxes withheld of $1,993,694)	$ 25,961,772
Dividend income from affiliated investments	7,979
Securities lending income, net	121
Total investment income	$ 25,969,872
Expenses
Investment adviser fee	$ 14,891,747
Trustees’ fees and expenses	54,431
Custodian fee	358,022
Transfer and dividend disbursing agent fees	9,169
Legal and accounting services	38,471
Printing and postage	422,904
Miscellaneous	209,474
Total expenses	$ 15,984,218
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 225
Total expense reductions	$ 225
Net expenses	$ 15,983,993
Net investment income	$ 9,985,879
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $36,871)	$ 155,776,580
Investment transactions - affiliated investments	4,084,815
Written options	11,023,300
Foreign currency transactions	(125,125)
Net realized gain	$ 170,759,570
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $363,977)	$ (538,913,083)
Investments - affiliated investment	(2,660,927)
Written options	32,638,833
Foreign currency	(234,309)
Net change in unrealized appreciation (depreciation)	$(509,169,486)
Net realized and unrealized loss	$(338,409,916)
Net decrease in net assets from operations	$(328,424,037)

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
April 30, 2022
Statements of Changes in Net Assets

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 9,985,879	$ 14,177,872
Net realized gain	170,759,570	337,011,922
Net change in unrealized appreciation (depreciation)	(509,169,486)	567,863,486
Net increase (decrease) in net assets from operations	$ (328,424,037)	$ 919,053,280
Distributions to shareholders	$ (126,109,784)	$ (171,408,171)
Tax return of capital to shareholders	$ —	$ (59,266,946)
Capital share transactions:
Proceeds from shelf offering, net of offering costs (see Note 5)	$ 3,013,774	$ 10,517,609
Reinvestment of distributions	7,487,290	6,319,716
Net increase in net assets from capital share transactions	$ 10,501,064	$ 16,837,325
Net increase (decrease) in net assets	$ (444,032,757)	$ 705,215,488
Net Assets
At beginning of period	$ 3,154,486,709	$ 2,449,271,221
At end of period	$2,710,453,952	$3,154,486,709

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
April 30, 2022
Financial Highlights

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 10.360	$ 8.090	$ 8.700	$ 8.470	$ 9.400	$ 8.930
Income (Loss) From Operations
Net investment income(1)	$ 0.033	$ 0.047	$ 0.047	$ 0.099	$ 0.085	$ 0.086
Net realized and unrealized gain (loss)	(1.110)	2.984	0.082	0.899	(0.103)	1.317
Total income (loss) from operations	$ (1.077)	$ 3.031	$ 0.129	$ 0.998	$ (0.018)	$ 1.403
Less Distributions
From net investment income	$ (0.413)	$ (0.072)	$ (0.045)	$ (0.099)	$ (0.078)	$ (0.086)
From net realized gain	—	(0.493)	—	—	—	—
Tax return of capital	—	(0.196)	(0.694)	(0.669)	(0.834)	(0.847)
Total distributions	$ (0.413)	$ (0.761)	$ (0.739)	$ (0.768)	$ (0.912)	$ (0.933)
Premium from common shares sold through shelf offering (see Note 5)(1)	$ 0.000(2)	$ 0.000(2)	$ —	$ —	$ —	$ —
Net asset value — End of period	$ 8.870	$ 10.360	$ 8.090	$ 8.700	$ 8.470	$ 9.400
Market value — End of period	$ 8.910	$ 10.590	$ 7.130	$ 8.330	$ 8.490	$ 9.340
Total Investment Return on Net Asset Value(3)	(10.66)% (4)	38.57%	2.35%	12.85%	(0.51)%	16.88%
Total Investment Return on Market Value(3)	(12.21)% (4)	60.71%	(5.79)%	7.79%	0.36%	25.41%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,710,454	$3,154,487	$2,449,271	$2,633,939	$2,563,917	$2,833,808
Ratios (as a percentage of average daily net assets):
Expenses	1.06% (5)(6)	1.07%	1.08%	1.07%	1.07%	1.07%
Net investment income	0.66% (5)	0.47%	0.57%	1.18%	0.92%	0.93%
Portfolio Turnover	19% (4)	44%	43%	39%	66%	65%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.0005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.
(4)	Not annualized.
(5)	Annualized.
(6)	The investment adviser reduced a portion of its adviser fee (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
April 30, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Tax-Managed Global Diversified Equity Income Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund's primary investment objective is to provide current income and gains, with a secondary objective of capital appreciation.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the Fund's financial statements for such outstanding reclaims.
D  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

As of April 30, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Written Options—Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
I  Interim Financial Statements—The interim financial statements relating to April 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
Subject to its Managed Distribution Plan, the Fund makes monthly distributions from its cash available for distribution, which consists of the Fund’s dividends and interest income after payment of Fund expenses, net option premiums and net realized and unrealized gains on stock investments. The Fund intends to distribute all or substantially all of its net realized capital gains. Distributions are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. Distributions in any year may include a substantial return of capital component. For the six months ended April 30, 2022, no amount of distributions is estimated to be a tax return of capital. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at April 30, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$2,041,537,334
Gross unrealized appreciation	$ 801,693,081
Gross unrealized depreciation	(134,192,799)
Net unrealized appreciation	$ 667,500,282
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily gross assets as follows and is payable monthly:
Average Daily Gross Assets	Annual Fee Rate
Up to and including $1.5 billion	1.000%
Over $1.5 billion up to and including $3 billion	0.980%
Over $3 billion up to and including $5 billion	0.960%
Over $5 billion	0.940%
For purposes of this calculation, gross assets represent net assets plus obligations attributable to investment leverage. During the six months ended April 30, 2022, the Fund had no obligations attributable to investment leverage. For the six months ended April 30, 2022, the investment adviser fee amounted to $14,891,747 or 0.99% (annualized) of the average daily gross assets.
Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Fund. Effective April 26, 2022, the Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended April 30, 2022, the investment adviser fee paid was reduced by $225 relating to the Fund's investment in the Liquidity Fund. Prior to April 26, 2022, the Fund may have invested its cash in Eaton Vance Cash Reserves Fund (Cash Reserves Fund), an affiliated investment company managed by EVM. EVM did not receive a fee for advisory services provided to Cash Reserves Fund. EVM also serves as administrator of the Fund, but receives no compensation.
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.
4  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $573,220,352 and $669,399,330, respectively, for the six months ended April 30, 2022.
5  Common Shares of Beneficial Interest and Shelf Offering
Common shares issued by the Fund pursuant to its dividend reinvestment plan for the six months ended April 30, 2022 and the year ended October 31, 2021 were 769,132 and 616,119, respectively.

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

In August 2012, the Board of Trustees initially approved a share repurchase program for the Fund. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, the Fund is authorized to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value. The share repurchase program does not obligate the Fund to purchase a specific amount of shares. There were no repurchases of common shares by the Fund for the six months ended April 30, 2022 and the year ended October 31, 2021.
Pursuant to a registration statement filed with and declared effective on May 9, 2019 by the SEC, the Fund is authorized to issue up to an additional 45,429,518 common shares through an equity shelf offering program (the "shelf offering"). Under the shelf offering, the Fund, subject to market conditions, may raise additional capital from time to time and in varying amounts and offering methods at a net price at or above the Fund’s net asset value per common share.
During the six months ended April 30, 2022 and the year ended October 31, 2021, the Fund sold 291,148 and 1,006,698 common shares, respectively, and received proceeds (net of offering costs) of $3,013,774 and $10,517,609, respectively, through its shelf offering. The net proceeds in excess of the net asset value of the shares sold were $21,289 and $118,145 for the six months ended April 30, 2022 and the year ended October 31, 2021, respectively. Offering costs (other than the applicable sales commissions) incurred in connection with the shelf offering were borne directly by EVM. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM, is the distributor of the Fund’s shares and is entitled to receive a sales commission from the Fund of 1.00% of the gross sales price per share, a portion of which is re-allowed to sales agents. The Fund was informed that the sales commissions retained by EVD during the six months ended April 30, 2022 and the year ended October 31, 2021 were $6,088 and $21,248, respectively.
6  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2022 is included in the Portfolio of Investments. At April 30, 2022, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at April 30, 2022 was as follows:
	Fair Value
Derivative	Asset Derivative	Liability Derivative(1)
Written options	$ —	$(5,039,992)
(1)	Statement of Assets and Liabilities location: Written options outstanding, at value.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statements of Operations and whose primary underlying risk exposure is equity price risk for the six months ended April 30, 2022 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Written options	$11,023,300	$32,638,833
(1)	Statement of Operations location: Net realized gain (loss): Written options.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Written options.
The average number of written options contracts outstanding during the six months ended April 30, 2022, which is indicative of the volume of this derivative type, was 8,718 contracts.

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

7  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral. At April 30, 2022, the Fund had no securities on loan.
8  Investments in Affiliated Issuers and Funds
The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At April 30, 2022, the value of the Fund’s investment in affiliated issuers and funds was $10,978,134, which represents 0.4% of the Fund’s net assets. Transactions in affiliated issuers and funds by the Fund for the six months ended April 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Common Stocks
Mitsubishi UFJ Financial Group, Inc.	$19,687,725	$ —	$ (21,114,821)	$ 4,088,023	$ (2,660,927)	$ —	$ —	—
Short-Term Investments
Cash Reserves Fund	—	247,795,400	(247,792,192)	(3,208)	—	—	7,358	—
Liquidity Fund	—	28,192,118	(17,213,984)	—	—	10,978,134	621	10,978,134
Total				$4,084,815	$(2,660,927)	$10,978,134	$7,979
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

At April 30, 2022, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 169,192,027	$ 36,471,442	$ —	$ 205,663,469
Consumer Discretionary	132,944,278	186,433,930	—	319,378,208
Consumer Staples	113,315,229	126,706,690	—	240,021,919
Energy	97,732,050	—	—	97,732,050
Financials	124,769,022	170,069,264	—	294,838,286
Health Care	198,554,525	230,496,315	—	429,050,840
Industrials	126,458,710	227,449,169	—	353,907,879
Information Technology	470,785,612	131,184,880	—	601,970,492
Materials	—	42,764,213	—	42,764,213
Real Estate	30,898,128	—	—	30,898,128
Utilities	36,649,253	50,224,737	—	86,873,990
Total Common Stocks	$ 1,501,298,834	$ 1,201,800,640*	$ —	$ 2,703,099,474
Short-Term Investments	$ 10,978,134	$ —	$ —	$ 10,978,134
Total Investments	$ 1,512,276,968	$ 1,201,800,640	$ —	$ 2,714,077,608
Liability Description
Written Call Options	$ (3,014,207)	$ (2,025,785)	$ —	$ (5,039,992)
Total	$ (3,014,207)	$ (2,025,785)	$ —	$ (5,039,992)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
10  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
April 30, 2022
Officers and Trustees

Officers
Edward J. Perkin President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
William H. Park
Helen Frame Peters
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser**

*	Interested Trustee
**	Ms. Wiser began serving as a Trustee effective April 4, 2022.

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct AST, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial intermediary.
Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Share Repurchase Program.  The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.
Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.
Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under "Closed-End Funds & Term Trusts."

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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Investment Sub-Adviser
Eaton Vance Advisers International Ltd.
125 Old Broad Street
London, EC2N 1AR
United Kingdom
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
American Stock Transfer & Trust Company, LLC
6201 15th Avenue
Brooklyn, NY 11219
Fund Offices
Two International Place
Boston, MA 02110

7752    4.30.22

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not required in this filing.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the Registrant’s most recent fiscal year end.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

(c)	Registrant’s notices to shareholders pursuant to Registrant’s exemptive order granting an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 thereunder regarding distributions paid pursuant to the Registrant’s Managed Distribution Plan.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Global Diversified Equity Income Fund

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	June 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 23, 2022

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	June 23, 2022